Taxes - Loss before provision for income taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes
Gain (loss) before provision for income taxes, Domestic	$ (12,807,932)	$ (4,228,125)	$ (8,833,523)
LOSS BEFORE INCOME TAXES	(14,293,365)	(4,369,906)	(18,284,958)
United States
Taxes
Gain (loss) before provision for income taxes, Foreign	$ (1,485,433)	(140,273)	(9,052,317)
Canada
Taxes
Gain (loss) before provision for income taxes, Foreign		$ (1,508)	(349,960)
Singapore
Taxes
Gain (loss) before provision for income taxes, Foreign			$ (49,158)